Contingencies, Claims and Legal Proceedings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 02, 2012 Rambus [Member] Patents	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency evaluated by plaintiff	$ 59		$ 50	$ 10
Number of patents clearing violation		5
Contingencies, Claims and Legal Proceedings (Textual) [Abstract]
Amount received under grant for plant facility modification	$ 44